CASH FLOW STATEMENTS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATIONAL ACTIVITIES
Income before income tax and social contribution	R$ 1,396,363	R$ 4,333,995	R$ 10,974,275
Adjustments to reconcile profit with cash generated by operations:
Depreciation and amortization	3,621,342	2,690,269	1,443,285
Net exchange and monetary changes	3,342,161	650,770	419,569
Financial charges	6,095,390	4,980,707	2,035,779
Result of equity method investees	(2,062,090)	(2,369,777)	(1,507,418)
Other income and expenses	(651,280)	(186,924)	(1,210,754)
Transmission revenues	(17,432,037)	(15,774,884)	(17,450,333)
Construction cost - transmission	3,291,132	1,671,307	1,312,861
Regulatory remeasurements - Transmission contracts	12,144	(365,178)	(4,858,744)
Operating provisions (reversals)	2,481,054	6,928,425	14,922,063
GSF Reimbursement			(4,265,889)
Fixed and intangible asset write off	632,441	440,775	208,618
Income from hedging and derivatives	1,521,637	356,494	(725,826)
Others	637,869	1,310,565	1,666,545
Adjustments to reconcile profit with cash generated by operations	1,489,763	332,549	(8,010,244)
(Accruals) / decreases in operating assets
Accounts Receivable, net	(927,096)	(408,364)	1,671,234
Marketable securities, net		(1,499,907)	(2,561,522)
Reimbursement right	473,496	1,036,409	582,672
Others	109,683	(436,278)	1,534,289
(Accruals) / decreases in operating assets	(343,917)	(1,308,140)	1,226,673
Increases / (decreases) in operating liabilities
Suppliers	(526,425)	233,911	39,894
Advances	(162,275)	104,964
Payroll	(813,498)	222,345	213,739
Regulatory fees	(280,680)	159,695	(82,459)
Others	217,985	(382,451)	(41,755)
Increases / (decreases) in operating liabilities	(1,564,893)	338,464	129,419
Payment of interests	(5,512,449)	(3,211,343)	(2,176,135)
Receipt of allowed annual revenue - RAP	18,287,910	14,623,582	14,832,701
Receipt of dividends and interest on equity	1,329,703	1,494,560	2,175,585
Payment of judicial contingencies	(2,672,962)	(4,222,504)	(6,228,610)
Securities and restricted deposits	(733,354)	(1,199,426)	(2,511,386)
Payment of income tax and social contribution	(2,930,778)	(2,607,461)	(2,463,047)
Supplementary social security	(510,048)	(469,943)	(383,424)
Net cash from operating activities of continuing operations	8,235,338	8,104,333	7,565,808
Net cash (used in) operating activities of discontinued operations		(2,908,844)	(600,801)
Net cash of operating activities	8,235,338	5,195,489	6,965,007
FINANCING ACTIVITIES
Receipt for issuing shares		30,648,282
Loans and financing obtained and debentures obtained	11,821,045	8,500,000	4,828,697
Payment of loans and financing and debentures - principal	(13,763,329)	(6,734,696)	(8,175,960)
Payment of dividends and interest on equity	(864,192)	(1,490,058)	(3,747,606)
Payment to dissident shareholders - incorporation of shares	(226,057)
Repurchase of shares	(1,967,218)
Payment of obligations with CDE and revitalization of basins - principal	(1,433,816)
Payment of leases - principal	(765,525)	(721,074)	(571,829)
Others	443,961	44,746	(499,734)
Net cash from (used in) financing activities of continuing operations	(6,755,131)	30,247,200	(8,166,432)
Net cash from (used in) financing activities of discontinued operations		(174,814)	2,105,924
Net cash from (used in) financing activities	(6,755,131)	30,072,386	(6,060,508)
INVESTMENT ACTIVITIES
Acquisition of debentures	(450,000)
Advance granting for future capital increase			(2,447,464)
Receipt of loans and financing	982,425	2,358,352	4,897,907
Marketable Securities, net	3,143,232
Interest Received - Marketable Securities	4,066,478	3,763,966	589,071
Receipt of financial charges	172,457	316,278	672,085
Acquisition of property, plant and equipment	(3,862,770)	(1,585,639)	(1,085,090)
Acquisition of intangible assets	(258,371)	(32,038,772)	(103,494)
Transmission infrastructure - contractual assets	(3,269,358)	(1,652,992)	(1,299,710)
Acquisition / capital injection in shareholdings	(1,439,478)	(74,307)	(274,354)
Disposal of investments in shareholdings	907,004	1,169,784
Others	(116,617)	(57,832)	(443,738)
Net cash (used in) investment activities of continuing operations	(124,998)	(27,801,162)	505,213
Net cash from (used in) investment activities of discontinued operations	952,036	3,079,754	(1,503,660)
Net cash provided by (used in) investment activities	827,038	(24,721,408)	(998,447)
Increase in cash and cash equivalents	2,307,245	10,546,467	(93,948)
Cash and cash equivalents at the beginning of the fiscal year	10,739,126	192,659	286,607
Cash and cash equivalents at the end of the year	13,046,371	10,739,126	192,659
Increase (decrease) in cash and cash equivalents from discontinued operations	R$ 952,036	R$ (3,904)	R$ 1,463